PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allocation of plan assets
Total	R$ 4,182,580	R$ 4,170,438
Post-retirement pension plans
Allocation of plan assets
Total	3,273,309	3,310,273
Post-retirement pension plans | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	6,217	5,667
Post-retirement pension plans | Market value quoted in active market
Allocation of plan assets
Real estate investments	84,497	91,845
Structured investments	1,922	1,352
Post-retirement pension plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,809,035	2,756,822
Post-retirement pension plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	161,175	222,907
Post-retirement pension plans | Market value quoted in active market | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	164,776	136,725
Post-retirement pension plans | Market value quoted in active market | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	20,716	29,278
Post-retirement pension plans | Market value quoted in active market | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	840	883
Post-retirement pension plans | Market value quoted in active market | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	6,896	20,919
Post-retirement pension plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	20	23,379
Post-retirement pension plans | Market value quoted in active market | Loans to participants
Allocation of plan assets
Fixed income investments and Loans to participants	17,215	20,496
Post-retirement health plans
Allocation of plan assets
Total	909,271	860,165
Post-retirement health plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	848,895	799,953
Post-retirement health plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 60,376	59,352
Post-retirement health plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants		R$ 860